Stockholders' Deficit (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholder Equity [Abstract]
Number, Beginning	29,243,750	9,131,250	18,750
Number, Granted	5,335,000	27,658,000	9,112,500
Number, Forfeited		(7,545,500)
Number, Ending	34,578,750	29,243,750	9,131,250
Weighted Average Exercise Price, Beginning	$ 0.39	$ 0.19	$ 0.50
Weighted Average Exercise Price, Granted	0.12	0.44	0.19
Weighted Average Exercise Price, Forfeited		0.34
Weighted Average Exercise Price, Ending	$ 0.35	$ 0.39	$ 0.19
Weighted Average Remaining Contractual Life, Beginning	4 years 1 month 6 days	3 years 9 months 29 days	2 years 10 months 6 days
Weighted Average Remaining Contractual Life, Granted	2 years 11 months 1 day	4 years 3 months 15 days	3 years 9 months 29 days
Weighted Average Remaining Contractual Life, Forfeited		4 years 5 months 23 days
Weighted Average Remaining Contractual Life, Ending	3 years 8 months 12 days	4 years 1 month 6 days	3 years 9 months 29 days